Net Loss Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Earnings Per Share [Abstract]
Net loss attributable to the shareholders of Teekay Corporation – basic and diluted	$ (198,178)	$ (12,005)	$ (321,920)	$ (60,884)
Basic and Diluted (in shares)	100,784,683	100,435,045	100,697,251	99,412,381
Common stock and common stock equivalents (in shares)	100,784,683	100,435,045	100,697,251	99,412,381
Loss per common share – basic and diluted
Earnings Per Share, Basic and Diluted	$ (1.97)	$ (0.12)	$ (3.20)	$ (0.61)